6. SENIOR DEBT: Schedule of Senior Debt (Details) - Senior Notes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt, Weighted Average Interest Rate	3.25%	3.45%	3.19%
Short-term Debt, Maximum Amount Outstanding During Period	$ 636,784	$ 590,205	$ 499,666
Short-term Debt, Average Outstanding Amount	$ 593,871	$ 536,402	$ 445,628
Debt, Weighted Average Interest Rate during period	3.42%	3.48%	2.92%
Bank Borrowings
Debt, Weighted Average Interest Rate	3.50%	4.45%	5.74%
Short-term Debt, Maximum Amount Outstanding During Period	$ 123,256	$ 111,350	$ 53,180
Short-term Debt, Average Outstanding Amount	$ 104,206	$ 73,307	$ 6,999
Debt, Weighted Average Interest Rate during period	4.38%	5.60%	5.21%
Senior Demand Notes
Debt, Weighted Average Interest Rate	1.90%	1.89%	1.64%
Short-term Debt, Maximum Amount Outstanding During Period	$ 87,413	$ 76,204	$ 77,731
Short-term Debt, Average Outstanding Amount	$ 82,509	$ 73,498	$ 74,267
Debt, Weighted Average Interest Rate during period	1.90%	1.87%	1.52%
Commercial Paper
Debt, Weighted Average Interest Rate	3.45%	3.47%	3.13%
Short-term Debt, Maximum Amount Outstanding During Period	$ 431,314	$ 402,651	$ 373,167
Short-term Debt, Average Outstanding Amount	$ 407,156	$ 389,597	$ 364,362
Debt, Weighted Average Interest Rate during period	3.48%	3.38%	3.01%